Equipment (Tables)	3 Months Ended		12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Sep. 30, 2014	Sep. 30, 2013
Schedule of Property, Plant and Equipment [Table Text Block]
	December31,2014
		Accumulated
	Cost	Depreciation	Net

Computer equipment	$3,015	$1,017	$1,998

	September30,2014
		Accumulated
	Cost	Depreciation	Net

Computer equipment	$3,015	$768	$2,247

		September 30, 2014
		Accumulated
	Cost	Depreciation	Net

Computer equipment	$3,015	$768	$2,247

		September 30, 2013
		Accumulated
	Cost	Depreciation	Net

Computer equipment	$5,631	$5,631	$–